INCOME TAXES - Summary of changes in valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (26,468)	¥ (16,070)
Additions	(13,184)	(11,151)
Reversals	2,238	375
Disposal of subsidiaries	0	378
Balance at end of the year	¥ (37,414)	¥ (26,468)